Condensed Consolidated Statement of Operations (USD $)	3 Months Ended		9 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended
	Oct. 01, 2011	Oct. 02, 2010	Oct. 01, 2011	Oct. 02, 2010	Oct. 02, 2010 Ergotron, Inc	Oct. 03, 2009 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc	Dec. 31, 2007 Ergotron, Inc	Dec. 19, 2009 Predecessor	Dec. 31, 2008 Predecessor	Dec. 31, 2009 Successor	Dec. 31, 2010 Successor
Net Sales	$ 551,800,000	$ 496,600,000	$ 1,605,300,000	$ 1,436,500,000	$ 147,801,434	$ 109,207,943	$ 151,352,020	$ 145,207,710	$ 132,243,130	$ 1,763,900,000	$ 2,269,700,000	$ 44,000,000	$ 1,899,300,000
Costs and Expenses:
Cost of products sold	409,600,000	361,400,000	1,183,300,000	1,051,500,000	94,446,193	70,037,255	97,045,840	97,536,099	86,560,255	1,266,000,000	1,673,500,000	35,200,000	1,391,800,000
Gross profit					53,355,241	39,170,688	54,306,180	47,671,611	45,682,875
Selling, general and administrative expense, net	117,100,000	100,100,000	351,400,000	298,000,000	29,699,376	25,838,944	36,265,001			372,600,000	468,000,000	8,500,000	399,900,000
Royalty expense related party					1,913,651	745,710	1,058,863
Pre-petition reorganization items	0	0	0	0						22,500,000	0	0	0
Goodwill impairment charge	0	0	0	0						284,000,000	710,000,000	0	0
Amortization of intangible assets	11,100,000	8,400,000	33,900,000	29,000,000	334,249	334,249	445,665			22,200,000	28,200,000	1,500,000	37,000,000
Total costs and expenses	537,800,000	469,900,000	1,568,600,000	1,378,500,000						1,967,300,000	2,879,700,000	45,200,000	1,828,700,000
Operating expenses					31,947,276	26,918,903	37,769,529	37,032,156	37,027,152
Litigation Costs								8,314,262	338,113
Operating earnings (loss)	14,000,000	26,700,000	36,700,000	58,000,000	21,407,965	12,251,785	16,536,651	2,325,193	8,317,610	(203,400,000)	(610,000,000)	(1,200,000)	70,600,000
Other income (expense):
Interest expense	(24,600,000)	(22,900,000)	(81,000,000)	(69,900,000)	(202,570)	(339,520)	(415,559)	(742,542)	(436,779)	(135,600,000)	(134,700,000)	(3,600,000)	(95,700,000)
Investment income	0	100,000	100,000	100,000	78,053	22,704	46,227	32,692	217,342	200,000	800,000	0	100,000
Other, net					133,960	182,160	201,384	174,669	80,126
Loss from debt retirement	0	0	(33,800,000)	0						0	(9,900,000)	0	0
(Loss) earnings before gain on reorganization items, net	(10,600,000)	3,900,000	(78,000,000)	(11,800,000)						(338,800,000)	(753,800,000)	(4,800,000)	(25,000,000)
Gain on reorganization items, net	0	0	0	0						619,100,000	0	0	0
(Loss) earnings before (benefit) provision for income taxes	(10,600,000)	3,900,000	(78,000,000)	(11,800,000)	21,417,408	12,117,129	16,368,703	1,790,012	8,178,299	280,300,000	(753,800,000)	(4,800,000)	(25,000,000)
(Benefit) provision for income taxes	(8,500,000)	(5,900,000)	(22,900,000)	(8,500,000)	7,277,843	3,927,435	5,104,646	270,971	2,504,000	85,000,000	26,900,000	(1,400,000)	(11,600,000)
Net (loss) earnings	$ (2,100,000)	$ 9,800,000	$ (55,100,000)	$ (3,300,000)	$ 14,139,565	$ 8,189,694	$ 11,264,057	$ 1,519,041	$ 5,674,299	$ 195,300,000	$ (780,700,000)	$ (3,400,000)	$ (13,400,000)
Basic (loss) earnings per share	$ (0.14)	$ 0.65	$ (3.64)	$ (0.22)						$ 65,100.00	$ (260,233.33)	$ (0.23)	$ (0.89)
Diluted (loss) earnings per share	$ (0.14)	$ 0.64	$ (3.64)	$ (0.22)						$ 65,100.00	$ (260,233.33)	$ (0.23)	$ (0.89)
Weighted Average Common Shares:
Basic	15,128,246	15,000,000	15,121,093	15,000,000						3,000	3,000	15,000,000	15,000,000
Diluted	15,128,246	15,301,864	15,121,093	15,000,000						3,000	3,000	15,000,000	15,000,000